Other operating results net	12 Months Ended
Jun. 30, 2024
Other operating results net
Other operating results, net

28. Other operating results, net

	06.30.2024	06.30.2023	06.30.2022
Gain / (loss) from commodity derivative financial instruments	11,140	3,379	(18,890)
(Loss) / gain from sale of property, plant and equipment	(1,822)	(2,505)	65
Realization of currency translation adjustment (i)	-	1,588	-
Loss from sale of joint ventures	(1,365)	-	-
Donations	(874)	(1,403)	(1,277)
Lawsuits and other contingencies	(8,015)	(28,848)	(2,648)
Interest and allowances generated by operating assets	20,295	(5,470)	11,448
Administration fees	445	433	314
Others	1,570	(292)	4,857
Total other operating results, net	21,374	(33,118)	(6,131)

(i)	Corresponds to Condor, Real Estate Investment Group VII LP and Jiwin S.A’s liquidation.